UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08548

Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 5.5%
General Dynamics Corp.	1,750,000	$145,897,500
Lockheed Martin Corp.	1,450,000	143,985,000
United Technologies Corp.	2,400,000	165,168,000
		$455,050,500
Auto Components — 1.0%
Johnson Controls, Inc.	2,500,000	$84,500,000
		$84,500,000
Capital Markets — 5.8%
Ameriprise Financial, Inc.	3,750,000	$194,437,500
Bank of New York Mellon Corp. (The)	3,250,000	135,622,500
Goldman Sachs Group, Inc.	900,000	148,851,000
		$478,911,000
Chemicals — 0.5%
Air Products and Chemicals, Inc.	450,000	$41,400,000
		$41,400,000
Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	1,600,000	$104,912,000
U.S. Bancorp	3,000,000	97,080,000
Wells Fargo & Co.	3,550,000	103,305,000
		$305,297,000
Communications Equipment — 1.2%
Nokia Oyj ADR (1)	3,100,000	$98,673,000
		$98,673,000
Computer Peripherals — 4.9%
Hewlett-Packard Co.	4,400,000	$200,904,000
International Business Machines Corp.	1,800,000	207,252,000
		$408,156,000
Diversified Financial Services — 4.5%
Bank of America Corp.	4,500,000	$170,595,000
JPMorgan Chase & Co.	4,750,000	204,012,500
		$374,607,500
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	5,450,000	$208,735,000
Verizon Communications, Inc.	4,600,000	167,670,000
		$376,405,000
Electric Utilities — 2.1%
Edison International	3,500,000	$171,570,000
		$171,570,000
Energy Equipment & Services — 5.2%
Diamond Offshore Drilling, Inc.	775,000	$90,210,000
Halliburton Co. (1)	2,500,000	98,325,000
National-Oilwell Varco, Inc. (2)	1,650,000	96,327,000
Transocean, Inc. (2)	1,050,000	141,960,000
		$426,822,000
Food & Staples Retailing — 4.2%
CVS Caremark Corp.	1,700,000	$68,867,000
Kroger Co. (The)	4,500,000	114,300,000
Safeway, Inc.	2,600,000	76,310,000
Wal-Mart Stores, Inc.	1,600,000	84,288,000
		$343,765,000

Food Products — 2.3%
Nestle SA	385,000	$193,227,420
		$193,227,420
Health Care Providers & Services — 0.6%
Aetna, Inc.	1,250,000	$52,612,500
		$52,612,500
Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	1,150,000	$64,135,500
		$64,135,500
Household Products — 1.3%
Kimberly-Clark Corp.	1,700,000	$109,735,000
		$109,735,000
Independent Power Producers & Energy Traders — 2.9%
Mirant Corp. (1) (2)	3,000,000	$109,170,000
NRG Energy, Inc. (1) (2)	3,400,000	132,566,000
		$241,736,000
Industrial Conglomerates — 1.4%
General Electric Co.	3,100,000	$114,731,000
		$114,731,000
Insurance — 7.8%
Chubb Corp.	3,050,000	$150,914,000
Hartford Financial Services Group, Inc., (The)	700,000	53,039,000
Lincoln National Corp.	2,250,000	117,000,000
MetLife, Inc.	2,250,000	135,585,000
Travelers Companies, Inc. (The)	4,000,000	191,400,000
		$647,938,000
Machinery — 2.5%
Deere & Co.	1,550,000	$124,682,000
Eaton Corp.	1,000,000	79,670,000
		$204,352,000
Media — 2.3%
Comcast Corp., Class A	5,000,000	$96,700,000
Walt Disney Co.	2,850,000	89,433,000
		$186,133,000
Metals & Mining — 4.5%
Alcoa, Inc.	1,250,000	$45,075,000
BHP Billiton, Ltd. ADR (1)	1,400,000	92,190,000
Companhia Vale do Rio Doce ADR	1,250,000	43,300,000
Freeport-McMoRan Copper & Gold, Inc., Class B	1,325,000	127,491,500
Rio Tinto PLC ADR (1)	150,000	61,776,000
		$369,832,500
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	2,250,000	$90,427,500
		$90,427,500
Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp. (1)	1,400,000	$88,242,000
Apache Corp.	1,050,000	126,861,000
ConocoPhillips	2,250,000	171,472,500
Exxon Mobil Corp.	1,500,000	126,870,000
Hess Corp.	1,900,000	167,542,000
Occidental Petroleum Corp.	2,350,000	171,949,500
Valero Energy Corp.	1,000,000	49,110,000
XTO Energy, Inc.	1,500,000	92,790,000
		$994,837,000
Pharmaceuticals — 5.5%
Abbott Laboratories	1,150,000	$63,422,500
Johnson & Johnson	2,000,000	129,740,000
Merck & Co., Inc.	3,050,000	115,747,500
Pfizer, Inc.	6,900,000	144,417,000
		$453,327,000

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc. (1)	800,000	$77,216,000
Boston Properties Group, Inc. (1)	500,000	46,035,000
Simon Property Group, Inc.	1,000,000	92,910,000
		$216,161,000
Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	1,750,000	$161,385,000
		$161,385,000
Specialty Retail — 2.0%
Staples, Inc.	3,550,000	$78,490,500
TJX Companies, Inc. (The)	2,750,000	90,942,500
		$169,433,000
Textiles, Apparel & Luxury Goods — 0.7%
Nike, Inc., Class B (1)	850,000	$57,800,000
		$57,800,000
Tobacco — 1.4%
Altria Group, Inc.	1,600,000	$35,520,000
Philip Morris International, Inc. (2)	1,600,000	80,928,000
		$116,448,000
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	1,500,000	$44,265,000
		$44,265,000
Total Common Stocks (identified cost $7,307,597,173)		$8,053,673,420
Short-Term Investments — 8.1%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (3) (4)	318,632	$318,632,210
Investment in Cash Management Portfolio, 2.81% (3)	$349,164	349,163,577
Total Short-Term Investments (identified cost $667,795,787)		$667,795,787
Total Investments — 105.5% (identified cost $7,975,392,960)		$8,721,469,207
Other Assets, Less Liabilities — (5.5)%		$(451,514,659)
Net Assets — 100.0%		$8,269,954,548

ADR	—	American Depository Receipt
(1)		All or a portion of this security was on loan at March 31, 2008.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $3,384,354 and $2,612,725, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $311,215,407 and received $318,632,210 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,979,731,251
Gross unrealized appreciation	959,331,929
Gross unrealized depreciation	(217,593,973)
Net unrealized appreciation	$741,737,956

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$8,528,241,787	$—
Level 2	Other Significant Observable Inputs	193,227,420	—
Level 3	Significant Unobservable Inputs	—	—
Total		$8,721,469,207	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008